Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Connect Biopharma Holdings Limited
Entity Central Index Key	0001835268
Current Fiscal Year End Date	--12-31
Entity File Number	001-40212
Entity Address, Address Line One	12265 El Camino Real
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
Entity Address, Country	US